Cover	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-34810
Entity Registrant Name	Aspira Women’s Health Inc.
Entity Central Index Key	0000926617
Entity Tax Identification Number	33-0595156
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12117 Bee Caves Road
Entity Address, Address Line Two	Building Three
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	519-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AWH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false